Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rental expenses	¥ 210,700	¥ 175,000	¥ 222,200
Facilities and offices rental commitments
2019	187,581
2020	103,807
2021	66,499
2022	15,243
2023	15,580
Thereafter	49,562
Total	438,272
Server custody and bandwidth fee commitments
2019	37,827
2020	0
2021	0
2022	0
2023	0
Thereafter	0
Total	37,827
Advertising commitments
2019	54,681
2020	0
2021	0
2022	0
2023	0
Thereafter	0
Total	54,681
Bank loans and accrued interest payable
2019	820,750
2020	0
2021	0
2022	0
2023	0
Thereafter	0
Total	820,750
Total
2019	1,100,839
2020	103,807
2021	66,499
2022	15,243
2023	15,580
Thereafter	49,562
Total	¥ 1,351,530